Employees' Stock Incentive Plans (Unvested RSU and Restricted Stock Awards) (Details) (Predecessor [Member], Restricted Stock [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 29, 2012
Predecessor [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested units and stock, number of units, beginning balance	1		1
Units and stock granted, number of units		1	1
Units and stock vested, number of units	0	(1)	(1)
Units and stock vested - settled in cash, number of units	(1)
Units and stock converted to liability awards (RSU retention awards), number of units	0
Units and stock cancelled/forfeited and returned to the plan, number of units	0	0	0
Unvested units and stock, number of units, ending balance	0		1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested units and stock, weighted average grant date fair value, beginning balance (in dollars per share)	$ 51.24		$ 44.84
Units and stock granted, weighted average grant date fair value (in dollars per share)		$ 55.88	$ 52.31
Units and stock vested, weighted average grant date fair value (in dollars per share)	$ 46.37	$ 47.33	$ 45.27
Units and stock cancelled/forfeited and returned to the plan, weighted average grant date fair value (in dollars per share)	$ 51.35	$ 50.01	$ 45.90
Units and stock vested - settled in cash, weighted average grant date fair value (in dollars per share)	$ 51.05
Units and stock converted to liability awards (RSU retention awards), weighted average grant date fair value (in dollars per share)	$ 53.69
Unvested units and stock, weighted average grant date fair value, ending balance (in dollars per share)	$ 0.00		$ 47.75